Shareholder Report, Average Annual Return (Details) LMF8200_BrandywineGLOBAL - High Yield Fund_Class C_TSR Annual {Class C}	12 Months Ended	53 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	3.40%	3.50%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.38%	3.50%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.35%)
ICE BofA U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.50%	4.16%